Consolidated and Combined Statements of Changes in Partners' Capital and Owner's Net Investment - USD ($) $ in Thousands	Total	General Partner	Common Unitholders	Subordinated Unitholders	Subordinated Series A Unitholders	Total Partners' Capital	Owners' Net Investment
Combined Balance at Dec. 31, 2013	$ 84,712						$ 84,712
Net loss	(1,387)						(1,387)
Net transactions with owners	24,168						24,168
Combined Balance at Nov. 17, 2014	107,493						107,493
Combined Balance at Nov. 17, 2014	107,493						107,493
Combined Balance at Dec. 31, 2013	84,712						84,712
Net income	1,164
Cash remittance to Navios Acquisition in exchange for contribution of net assets of the Partnership	(214,854)
Net income	2,551
Combined Balance at Dec. 31, 2014	253,484	$ 4,947	$ 127,350	$ 121,187		$ 253,484
Combined Balance, units at Dec. 31, 2014		381,334	9,342,692	9,342,692
Combined Balance at Nov. 17, 2014	107,493						107,493
Combined Balance at Nov. 17, 2014	107,493						107,493
Net liability of business retained by Navios Acquisition	248,147						248,147
Net assets contributed to the Partnership in exchange for General Partner units, common units and subordinated units of the Partnership	0	$ 12,367	$ 40,299	$ 302,974		355,640	$ (355,640)
Net assets contributed to the Partnership in exchange for General Partner units, common units and subordinated units of the Partnership,units		381,334	1,242,692	9,342,692
Cash remittance to Navios Acquisition in exchange for contribution of net assets of the Partnership	(214,854)	$ (7,471)	$ (24,346)	$ (183,037)		(214,854)
Capital contribution from Navios Acquisition	0	4,896	15,953	119,937		140,786
Proceeds from initial public offering of common units, net of offering costs	110,147		$ 110,147			110,147
Proceeds from initial public offering of common units, net of offering costs, units			8,100,000
Net income	2,551	51	$ 1,250	1,250		2,551
Combined Balance at Dec. 31, 2014	253,484	$ 4,947	$ 127,350	$ 121,187		253,484
Combined Balance, units at Dec. 31, 2014		381,334	9,342,692	9,342,692
Net income	27,072	$ 544	$ 12,465	$ 12,465	$ 1,598	27,072
Cash remittance to Navios Acquisition in exchange for contribution of net assets of the Partnership	0
Net income	27,072
Issuance of subordinated Series A Units and general partner units, value	27,662	$ 551			$ 27,111	27,662
Issuance of subordinated Series A Units and general partner units		32,509			1,592,920
Cash distribution	(28,904)	$ (578)	(13,498)	(13,498)	$ (1,330)	(28,904)
Combined Balance at Dec. 31, 2015	279,314	$ 5,464	$ 126,317	$ 120,154	$ 27,379	279,314
Combined Balance, units at Dec. 31, 2015		413,843	9,342,692	9,342,692	1,592,920
Net income	24,890	$ 492	$ 11,306	$ 11,186	$ 1,906	24,890
Cash remittance to Navios Acquisition in exchange for contribution of net assets of the Partnership	0
Net income	24,890
Equity offering	4,099	$ 89	$ 4,010			4,099
Equity offering, units		6,798	333,103
Cash distribution	(35,180)	$ (702)	$ (15,998)	(15,788)	(2,692)	(35,180)
Combined Balance at Dec. 31, 2016	$ 273,123	$ 5,343	$ 125,635	$ 115,552	$ 26,593	$ 273,123
Combined Balance, units at Dec. 31, 2016		420,641	9,675,795	9,342,692	1,592,920